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                                                    OMB APPROVAL

                                                    OMB Number: 3235-0456

                                                    Expires: August 31, 2001
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             ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

            READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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1.    Name and address of issuer:

      AHA INVESTMENT FUNDS, INC.
      190 SOUTH LASALLE STREET, SUITE 2800
      CHICAGO, IL 60603

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2.    Name of each series or class of funds for which this notice is filed:

      N/A

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3.    Investment Company Act File Number: 811-5534

      Securities Act File Number:         33-21969

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4(a). Last day of fiscal year for which this Form is filed: June 30, 2001

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4(b). |_|   Check box if Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction
            A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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4(c): |_|   Check box if this is the last time the issuer will be filling this
            Form.

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5.    Calculation of registration fee:

      (i)    Aggregate sales price of securities sold during
             the fiscal year pursuant to section 24(f):            $ 45,261,483
                                                                   ------------

      (ii)   Aggregate price of securities redeemed or
             repurchased during the fiscal year:                   $165,660,046
                                                                   ------------

      (iii)  Aggregate price of securities redeemed or
             repurchased during any PRIOR fiscal year ended no
             earlier than October 11, 1995 that were not
             previously used to reduce registration fees
             payable to the Commission:                            $          0
                                                                   ------------

      (iv)   Total available redemption credits (add Items
             5(ii) and 5(iii):                                    -$165,660,046
                                                                   ------------

      (v)    Net sales - if Item 5(i) is greater than Item
             5(iv) (subtract Item 5(iv) from Item 5(I):            $          0
                                                                   ------------

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      (vi)   Redemption credits available for use in future       ($120,398,563)
             years - if Item 5(I) is less than Item 5(iv)
             (subtract Item 5(iv) from Item 5(i):

             -------------------------------------------------------------------

      (vii)  Multiplier for determining registration fee (see
             Instruction c.9):                                     x     .00025
                                                                   ------------

      (viii) Registration fee due (multiply Item 5(v) by Item
             5(vii) (enter "0" if no fee is due):                 =$          0
                                                                   ------------

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6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registred under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state number here: 133,914,878.

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7.    Interest due -- if this Form is being files more than 90 days after the end of the issuers's fiscal year (see Instruction D):

                                                                  +$
                                                                   ------------

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8.    Total of the amount of the registration fee due plus any interest due
      (line 5(viii) plus line 7):

                                                                  =$          0
                                                                   ------------

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9.    Date of the registration fee and any interest payment was sent to the
      Commission's lockbox depository:

            Method of Delivery:

                               |_| Wire Transfer

                               |_| Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicates.


By (Signature and Title*) /s/  James B. Lee
                          ------------------------------------------------------

                          James B. Lee, Treasurer
                          ------------------------------------------------------

Date: September 24, 2001

*Please print the name and title of the signing officer below the signature.